Supplemental Financial Information - Other Income (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Result on disposal of businesses	$ 1,572	$ 8	$ 1,257
Result on disposal of properties	1	1	6
Other income (expense)	2
Other income (expense), net	$ 1,575	$ 9	$ 1,263